Government Incentives (Tables)	12 Months Ended
Dec. 31, 2019
Government Incentives
Schedule of government grants recognized

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Research and development expenses	6,133	1,422	876
Other income	780	573	—
	6,913	1,995	876